Other intangible assets (Details 1) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other intangible assets
Gross carrying amount	SFr 59	SFr 61
Accumulated amortization	(37)	(35)
Net carrying amount	22	26
Non-amortizing other intangible assets	436	250
Other intangible assets (mortgage servicing rights), at fair value	403	224
Total other intangible assets, net	458	276
Aggregate amortization expenses and impairment losses
Aggregate amortization	4	8	SFr 6
Impairment	0	0	2
Estimated amortization expenses
In the next 12 months	3
Year two	3
Year three	2
Year four	2
Year five	2
Tradenames / trademarks
Other intangible assets
Gross carrying amount	25	25
Accumulated amortization	(25)	(25)
Net carrying amount	0	0
Client relationships
Other intangible assets
Gross carrying amount	29	31
Accumulated amortization	(9)	(7)
Net carrying amount	20	24
Other
Other intangible assets
Gross carrying amount	5	5
Accumulated amortization	(3)	(3)
Net carrying amount	2	2
Total other intangible assets, gross	495	311
Bank
Other intangible assets
Gross carrying amount	59	61
Accumulated amortization	(37)	(35)
Net carrying amount	22	26
Non-amortizing other intangible assets	430	250
Other intangible assets (mortgage servicing rights), at fair value	403	224
Total other intangible assets, net	452	276
Aggregate amortization expenses and impairment losses
Aggregate amortization	4	8	6
Impairment	0	0	SFr 2
Estimated amortization expenses
In the next 12 months	3
Year two	3
Year three	2
Year four	2
Year five	2
Bank | Tradenames / trademarks
Other intangible assets
Gross carrying amount	25	25
Accumulated amortization	(25)	(25)
Net carrying amount	0	0
Bank | Client relationships
Other intangible assets
Gross carrying amount	29	31
Accumulated amortization	(9)	(7)
Net carrying amount	20	24
Bank | Other
Other intangible assets
Gross carrying amount	5	5
Accumulated amortization	(3)	(3)
Net carrying amount	2	2
Total other intangible assets, gross	SFr 489	SFr 311